TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Domestic (Israel)	$ (3,849)	$ 13,701	$ 19,478
Foreign	1,841	11,672	5,035
Income before taxes on income	$ (2,008)	$ 25,373	$ 24,513